Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of variable interest entities
The VIEs in Brazil and Mexico include several not-for-profit foundations that have insignificant revenues and operating expenses. Selected Consolidated Statements of Operations information for VIEs that are included in continuing operations was as follows, net of the charges related to the above-described contractual arrangements:

For the years ended December 31,	2017	2016	2015
Selected Statements of Operations information:
Revenues, by segment:
Brazil	$104	$—	$—
Mexico	—	—	9
Andean	418,019	380,111	363,369
Rest of World	—	20,206	32,993
Revenues	418,123	400,317	396,371

Depreciation and amortization	26,899	28,351	29,529

Operating (loss) income, by segment:
Brazil	(1)	(80)	(18)
Mexico	(876)	(967)	(1,330)
Andean	(4,858)	(17,120)	(12,837)
Rest of World	—	4,201	4,316
Operating loss	(5,735)	(13,966)	(9,869)

Net income attributable to Laureate Education, Inc.	13,035	3,309	4,911

Included in net income for the VIEs in the table above is non-operating investment income that was recorded by three of the Chilean institutions relating to investments that these institutions have in a for-profit, education-related real estate subsidiary of Laureate in Chile. This non-operating investment income, which eliminated in consolidation, totaled $11,696, $11,061 and $10,297 for the years ended December 31, 2017, 2016 and 2015, respectively.

Income attributable to Laureate Education, Inc. related to VIEs that are included in discontinued operations totaled $30,145, $29,724 and $6,627 for the years ended December 31, 2017, 2016 and 2015, respectively.

The following table reconciles the Net income (loss) attributable to Laureate Education, Inc. as presented in the table above, to the amounts in our Consolidated Statements of Operations:

For the years ended December 31,	2017	2016	2015
Net income (loss) attributable to Laureate Education, Inc.:
Variable interest entities	$13,035	$3,309	$4,911
Other operations including discontinued operations	513,205	550,058	125,363
Corporate and eliminations	(434,775)	(181,520)	(446,522)
Net income (loss) attributable to Laureate Education, Inc.	$91,465	$371,847	$(316,248)

The following table presents selected assets and liabilities of the consolidated VIEs. Except for Goodwill, the assets in the table below include the assets that can be used only to settle the obligations for the VIEs. The liabilities in the table are liabilities for which the creditors of the VIEs do not have recourse to the general credit of Laureate.

Selected Consolidated Balance Sheet amounts for these VIEs were as follows:

	December 31, 2017		December 31, 2016
	VIE	Consolidated	VIE	Consolidated
Balance Sheets data:
Cash and cash equivalents	$100,971	$320,567	$72,540	$295,785
Current assets held for sale	170,229	324,668	125,250	261,864
Other current assets	136,115	643,459	124,420	558,217
Total current assets	407,315	1,288,694	322,210	1,115,866

Goodwill	183,812	1,828,365	171,233	1,786,554
Tradenames	74,484	1,167,302	68,922	1,153,348
Other intangible assets, net	—	35,779	—	46,035
Long-term assets held for sale	369,375	1,224,672	361,781	1,169,634
Other long-term assets	384,593	1,846,473	384,967	1,791,097
Total assets	1,419,579	7,391,285	1,309,113	7,062,534

Current liabilities held for sale	183,166	451,569	191,489	433,529
Other current liabilities	157,981	923,020	129,433	1,006,768
Long-term liabilities held for sale	84,760	405,747	84,477	395,945
Long-term debt and other long-term liabilities	23,654	3,609,670	18,898	4,205,067
Total liabilities	449,561	5,390,006	424,297	6,041,309

Total stockholders' equity	970,018	1,587,282	884,816	664,392
Total stockholders' equity attributable to Laureate Education, Inc.	948,966	1,575,164	866,997	632,210

Schedule of balances of the allowance for doubtful accounts
The reconciliations of the beginning and ending balances of the Allowance for doubtful accounts were as follows:

For the years ended December 31,	2017	2016	2015
Balance at beginning of period	$169,014	$132,149	$136,898
Additions: charges to bad debt expense	111,003	98,564	97,067
Additions: charges to other accounts (a)	—	6,589	—
Deductions (b)	(97,052)	(68,288)	(101,816)
Balance at end of period	$182,965	$169,014	$132,149

(a) Charges to other accounts includes reclassifications.
(b) Deductions includes accounts receivable written off against the allowance (net of recoveries), reclassifications, and foreign currency translation. The beginning and ending balances of the Allowance for doubtful accounts include the current portion, as shown on the face of Consolidated Balance Sheets, in addition to the noncurrent portion that is included in
Notes receivable, net on the Consolidated Balance Sheets.

Laureate’s financing receivables balances were as follows:

	December 31, 2017	December 31, 2016
Financing receivables	$20,380	$26,591
Allowance for doubtful accounts	(6,472)	(7,086)
Financing receivables, net of allowances	$13,908	$19,505

Schedule of depreciation and amortization periods	Depreciation and amortization periods are as follows:

Buildings	10-50 years
Furniture, equipment and software	2-10 years
Leasehold improvements	2-25 years

Schedule of components of revenue
The following table shows the components of Revenues as a percentage of total net revenue for the periods presented:

For the years ended December 31,	2017		2016		2015
Tuition and educational services	$3,874,402	114%	$3,648,244	110%	$3,650,138	107%
Student fees	88,108	3%	77,860	2%	83,805	2%
Dormitory / residency	6,118	—%	42,555	1%	62,006	2%
Other	170,344	5%	154,699	5%	168,230	5%
Gross revenue	4,138,972	122%	3,923,358	118%	3,964,179	116%
Less: Discounts / waivers / scholarships	(753,096)	(22)%	(621,494)	(18)%	(564,405)	(16)%
Total	$3,385,876	100%	$3,301,864	100%	$3,399,774	100%